INCOME TAX - Disclosure of income tax expense (recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current income tax:
Current expense	$ 1,156	$ 3,203
Current tax adjustments related to prior periods	(264)	0
Current income tax expense	892	3,203
Deferred income tax:
Origination and reversal of temporary differences	5,405	31,129
Deferred tax adjustments related to prior periods	535	9
Deferred income tax expense	5,940	31,138
Income tax expense	$ 6,832	$ 34,341